Shareholder Report, Line Graph (Details) 190119_Angel Oak Mortgage-Backed Securities ETF_TF_TSR SemiAnnual {TF} - USD ($)							6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jun. 04, 2021	Jul. 31, 2026
Angel Oak Mortgage-Backed Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Angel Oak Mortgage-Backed Securities ETF NAV
Accumulated Value	$ 10,532	$ 9,714	$ 9,254	$ 9,051	$ 9,872	$ 10,000	$ 10,515
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,048	9,404	9,213	9,024	9,847	10,000	$ 9,968
Bloomberg U.S. Mortgage-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 10,188	$ 9,392	$ 9,191	$ 9,080	$ 9,819	$ 10,000	$ 10,101